OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MYR (RM)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 1,027			Rp 1,118
Escrow accounts	163			238
Mutual funds	89			302
Others	6			3
Total other current financial assets	1,285	$ 80		1,661
Allowance for expected credit losses
OTHER CURRENT FINANCIAL ASSETS
Total other current financial assets	0			0
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	144			214
Rupiah | Other
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				85
Others	5			3
Rupiah | PT Henan Putihrai Asset Management ("HPAM")
OTHER CURRENT FINANCIAL ASSETS
Mutual funds				217
U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	19	1		24	$ 2
U.S. Dollar | Other
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				132	9
Malaysian ringgit | Other
OTHER CURRENT FINANCIAL ASSETS
Others	1		RM 0	0		RM 0
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	415			255
BSI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	198			118
Bank Mandiri | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	65			95
Bank Mandiri | U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	81	5		77	5
United Overseas Bank Limited ("UOB Singapore") | U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	195	$ 12		186	$ 12
Others related entities (each below Rp 100 billion) | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	73			170
Mutual funds	Rp 89			Rp 85